Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	$ 382,304	$ 491,721	$ 494,436
Ending balance	294,759	382,304	491,721
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	826	(73)	(1,707)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	(3,743)	1,026	6,585
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	2,932	(127)	(4,951)
Other comprehensive profit (loss)	(811)	899	1,634
Ending balance	$ 15	$ 826	$ (73)